As filed with the Securities and Exchange Commission on
                                 April 24, 1997


                         Registration No. 333-5529

  =============================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
                      =====================================

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                            PRE-EFFECTIVE AMENDMENT NO.

                            POST-EFFECTIVE AMENDMENT NO. 2

           REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940 [X]


                            PRE-EFFECTIVE AMENDMENT NO.

                            POST-EFFECTIVE AMENDMENT NO. 2

                      =====================================

               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                           (EXACT NAME OF REGISTRANT)

                      =====================================

                          AMERITAS LIFE INSURANCE CORP.
                                    Depositor
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                      =====================================

                               NORMAN M. KRIVOSHA
                       Executive Vice President, Secretary
                          and Corporate General Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                      =====================================

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

           It is proposed that this filing will become effective:

           [ ] immediately upon filing pursuant to paragraph b

           [ ] on ___________ pursuant to paragraph a of Rule 485

           [x] on May 1, 1997 pursuant to paragraph b of Rule 485
                  -----------

    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. Pursuant to paragraph (b)(2) of Rule 24f-2, the issuer is not required to file a Rule 24f-2 notice, because it did not sell any securities pursuant to such declaration during the fiscal year ending December 31, 1996.

                                    OVERTURE
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
FORM N-4      ITEM                               HEADING IN PROSPECTUS

Item 1.       Cover Page.........................Cover Page
Item 2.       Definitions........................Definitions
Item 3.       Synopsis or Highlights.............Fee Table; Highlights
Item 4.       Condensed Financial  Information...Condensed Financial Information
Item 5.       General Description of Registrant,
              Depositor, and Portfolio Companies
              a) Depositor.......................Ameritas Life Insurance Corp.
              b) Registrant......................The Separate Account
              c) Portfolio Company...............The Funds
              d) Prospectus......................The Funds
              e) Voting..........................Voting Rights
              f) Administrator...................N/A
Item 6.       Deductions and Expenses
              a) Deductions......................Fee Table; Highlights; Charges
                                                 and Deductions
              b) Sales load......................N/A
              c) Special purchase plans..........N/A
              d) Commissions.....................Distribution of the Policies
              e) Portfolio company deductions and
                 expenses........................The Funds; Fund Investment
                                                 Advisory Fees and Expenses
              f) Registrant's Operating Expenses.N/A
Item 7.          General Description of Variable
                 Annuity Contracts
              a) Rights .........................Highlights; Policy Features,
                                                 Annuity Period; General
                                                 Provisions; Voting Rights
              b) Provisions and limitations......Highlights; Allocation of
                                                 Premium; Transfers Among the
                                                 Portfolios and the Fixed
                                                 Account; Systematic Programs
              c) Changes in contracts or
                 operations......................Addition, Deletion, or
                                                 Substitution of Investments;
                                                 Policy Features; Voting Rights
              d) Contractowner inquiries.........Owner Inquiries
Item 8.          Annuity Period
              a) Level of benefits...............Highlights; Allocation of
                                                 Premium; Annuity Income Options
              b) Annuity commencement date.......Annuity Date
              c) Annuity payments................Highlights; Annuity Income
                                                 Options
              d) Assumed investment return.......Annuity Income Options
              e) Minimums........................Annuity Income Options
              f) Rights to change options or
                 transfer investment base........Annuity Income Options
Item 9.       Death Benefit
              a) Death benefit calculation.......Highlights; Death of Annuitant;
                                                 Death of Owner; Annuity Income
                                                 Options
              b) Forms of benefits...............Highlights; Death of Annuitant;
                                                 Death of Owner; Annuity Income
                                                 Options
Item 10.      Purchases and Contract Values
              a) Procedures for purchases........Cover Page; Highlights; Policy
                                                 Purchase and Premium Payment;
                                                 Accumulation Value
              b) Accumulation unit value.........Accumulation Value
              c) Calculation of accumulation unit
                 value...........................Accumulation Value; Policy
                                                 Purchase and Premium Payment
              d) Principal underwriter...........Distribution of the Policies

Item 11.      Redemptions
              a) Redemption procedures...........Highlights; Withdrawals and
                                                 Surrenders
              b) Texas Optional Retirement
                 Program.........................N/A
              c) Delay...........................Deferment of Payment
              d) Lapse...........................N/A
              e) Revocation rights...............Highlights; Free Look Privilege
Item 12.      Taxes
              a) Tax consequences................Tax Charges; Federal Tax
                                                 Matters
              b) Qualified plans.................Federal Tax Matters
              c) Impact of taxes.................Tax Charges
Item 13.      Legal Proceedings .................Legal Proceedings
Item 14.      Table of Contents of Statement of
              Additional Information.............Table of Contents of Statement
                                                 of Additional Information

PART B
FORM N-4      ITEM                               HEADING IN STATMENT OF
                                                 ADDITIONAL INFORMATION

Item 15.      Cover page.........................Cover page
Item 16.      Table of Contents..................Table of Contents
Item 17.      General Information and History....General Information and History
Item 18.      Services
              a) Fees, expenses and costs paid
                 by other than depositor or
                 registrant......................N/A
              b) Management-related services.....N/A
              c) Custodian and independent public
                 accountant......................Safekeeping of Account Assets;
                                                 Experts
              d) Other custodianship.............N/A
              e) Administrative servicing agent..N/A
              f) Depositor as  principal
                 underwriter.....................N/A
Item 19.      Purchase of Securities Being Offered
              a) Manner of Offering..............N/A
              b) Sales load......................N/A
Item 20.      Underwriters
              a) Depositor or affiliate as
                 principal underwriter...........Distribution of the Policy
              b) Continuous offering.............Distribution of the Policy
              c) Underwriting commissions........N/A
              d) Payments of underwriter.........N/A
Item 21.      Calculation of Performance Data....Calculation of Performance Data
Item 22.      Annuity Payments...................N/A
Item 23.      Financial Statements
              a) Registrant......................Financial Statements
              b) Depositor.......................Financial Statements

We herein incorporate by reference Part A and Part B of File Numbers 333-5529 and 811-7661, as filed in Post-Effective Amendment No. 1, filed on February 28, 1997.

                                     PART C
                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     a)    Financial Statements:

     The financial statements of Ameritas Life Insurance Corp. are filed in Part
     B. No financial statements will be included for Ameritas Life Insurance Corp. Separate Account LLVA, as it had no assets or liabilities and had not commenced operations as of December 31, 1996.

     Ameritas Life Insurance Corp.:

     -  Report of Deloitte & Touche LLP, independent auditors.

     -  Balance Sheets as of December 31, 1996 and 1995.

     - Statements of Operations and Policyowners' Contingency Reserves for each of the three years in the period ended December 31, 1996.

     - Statements of Cash Flows for each of the three years in the period ended December 31, 1996.

     - Notes to Financial Statements for the three years in the period ended December 31, 1996.


All schedules of the Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Part A.


     b) Exhibits

     Exhibit Number          Description of Exhibit
     --------------          ----------------------

     (1) Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVA.*

     (2)                     Not applicable.

     (3)(a)                  Principal Underwriting Agreement.**

     (3)(b)                  Form of Selling Agreement.*

     (4)                     Form of Variable Annuity Contract.*

     (5)                     Form of Application for Variable Annuity
                             Contract.***

     (6)(a)                  Certificate of Incorporation of Ameritas Life
                             Insurance Corp.*

     (6)(b)                  Bylaws of Ameritas Life Insurance Corp.*

     (7)                     Not applicable.

     (8)(a)                  Participation Agreement.*

     (8)(b)                  Proposed Participation Agreement.*

     (8)(c)                  Proposed Participation Agreement.**

     (8)(d)                  Proposed Participation Agreement.**

     (9)                     Opinion and consent of Norman M. Krivosha.

     (10)(a)                 Independent Auditors' Consent.

     (11)                    No financial statements are omitted from Item 23.

     (12)                    Not applicable.

     (13)                    Not applicable.

* Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on June 7, 1996.

** Incorporated by reference to the Pre-Effective  Amendment No. 1  for Ameritas
   Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on October 3, 1996.

***Incorporated  by  reference to the Pre-Effective Amendment No. 2 for Ameritas
   Life Insurance Corp. Separate Account (File NO. 333-5529), filed on November 20, 1996.

Item 25.   Directors and Officers of the Depositor.


     Name and Principal                    Position and Offices
     Business Address                      with Depositor
     ------------------                    ---------------------

     Lawrence J. Arth*                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Kenneth C. Louis*                     Director, President and Chief
                                           Operating Officer

     Norman M. Krivosha*                   Executive Vice President, Secretary
                                           and Corporate General Counsel

     Jon C. Headrick*                      Executive Vice President-Investments
                                           and Treasurer

     James P. Abel**                       Director

     Duane W. Acklie**                     Director

     Robert C. Barth*                      Second Vice President and Assistant
                                           Controller

     Roxann Brennfoerder*                  Vice President - Pensions

     Wayne E. Brewster*                    Vice President - Variable Sales

     Robert W. Bush*                       Executive Vice President-Individual
                                           Insurance

     Jan M. Connolly*                      Vice President-Corporate Operations,
                                           Planning and Quality

     William W. Cook, Jr.**                Director

     Gerald B. Dimon*                      Vice President - Human Resources

     Bert A. Getz**                        Director

     William R. Giovanni*                  Senior Vice President and Chief
                                           Executive Officer-Ameritas Investment
                                           Corp.

     James R. Haire*                       Vice President - Corporate Actuary

     Thomas D. Higley*                     Vice President - Individual Financial
                                           Operations and Actuary

     Leslie D. Inman*                      Vice President - Group Marketing
                                           and Planning

     Steven K. Isaacs*                     Vice President - Group Field Sales

     Michael Jaskolka*                     Vice President - Information
                                           Services

     Marty L. Johnson*                     Second Vice President - Individual
                                           Underwriting

     Kenneth R. Jones*                     Vice President-Corporate Compliance
                                           and Assistant Secretary

     James R. Knapp**                      Director

     Robert F. Krohn**                     Director

     William W. Lester*                    Vice President-Securities

     Wilfred J. Maddux**                   Director

     JoAnn M. Martin*                      Senior Vice President-Controller and
                                           Chief Financial Officer

     Anthony Mazzarelli, Jr.*              Vice President-Individual Field Sales

     Bruce R. McMullen, M.D.*              Vice President and Medical Director

     David C. Moore*                       Executive Vice President - Group and
                                           Pensions

     William W. Nelson*                    Vice President - Group Claims and
                                           Administration

     Dale Niebuhr*                         Second Vice President-Audit Services

     Gary R. Raymond*                      Vice President - Group Actuary

     Barry C. Ritter*                      Senior Vice President - Information
                                           Services

     Paul C. Schorr, III**                 Director

     William C. Smith**                    Director

     Donald R. Stading*                    Vice President and General Counsel -
                                           Insurance and Assistant Secretary

     Neal E. Tyner**                       Director

     Kenneth L. VanCleave*                 Vice President - Group Managed Care
                                           and Partnering

     Winston J. Wade**                     Director

     Jon B. Weinberg**                     Vice President-Mortgage Loans and
                                           Real Estate

     Steven L. Welton*                     Vice President-Individual Marketing


* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510

** Principal address for: James P. Abel, NEBCO, Inc., P.O. Box 80268, Lincoln, Nebraska 68501; Duane W. Acklie, Crete Carrier Corporation, P.O. Box 81228, Lincoln, Nebraska 68501; William W. Cook, Jr., The Beatrice National Bank and Trust Company, P.O. Box 100, Beatrice, Nebraska 68310; Bert A. Getz, Globe Corporation, 3634 Civic Center Blvd., Scottsdale, Arizona 85251; James R. Knapp, The Brookhollow Group, 535 Anton Boulevard, Suite 100, Costa Mesa, California 92626; Robert F. Krohn, PSI Group, Inc., 10011 "J" Street, Omaha, Nebraska 68127; Wilfred Maddux, Maddux Cattle Company, P.O. Box 217, Wauneta, Nebraska 69045; Paul C. Schorr, III, ComCor Holding, Inc., 6940 "O" Street, Suite 336, P.O. Box 57310, Lincoln, Nebraska 68505, William C. Smith, William C. Smith & Co., Cornhusker Plaza, Suite 401, 301 So. 13th Street, Lincoln, Nebraska 68508; Neal E. Tyner, NET Consultants, 6940 O Street, Suite 324, Lincoln, Nebraska 68510; Winston J. Wade, c/o PMI, Jockey Hollow Professional Park, P.O. Box 311, Mendham, New Jersey 07945.

Item 26

The depositor, Ameritas Life Insurance Corp., is a mutual life insurance company domiciled in Nebraska. The Registrant is a segregated asset account of Ameritas Life Insurance Corp.

The following chart indicates the persons controlled by or under common control with Ameritas Life Insurance Corp.:


[GRAPHIC OMITTED]

Omitted chart shows Ameritas organization. ALIC with its separate accounts is at the uppermost tier; second tier companies are: Ameritas Investment Advisors, Inc., Ameritas Managed Dental Plan, Inc., First Ameritas Life Insurance Corp. of New York, Pathmark Assurance Company, Veritas Corp., AMAL Corporation, third tier companies are Ameritas Investment Corp. and Ameritas Variable Life
Insurance   Company  with  its  separate   accounts  which  are  owned  by  AMAL
Corporation.

All entities are Nebraska entities, except First Ameritas Life Insurance Corp. of New York, which is a New York entity, and Ameritas Managed Dental Plan, Inc., which is a California entity.

All entities are wholly-owned by the person immediately controlling it, except AMAL Corporation, a holding company, which is jointly owned by Ameritas Life Insurance Corp., which owns a majority interest in AMAL Corporation, and AmerUs Life Insurance Company, which owns a minority interest in AMAL Corporation.

AMAL Corporation is a holding company. Veritas is a marketing agency. Pathmark Assurance Company is an insurance company.


Item 27.   Number of Contractowners

        As of December 31, 1996 there were 0 contractowners.

Item 28.   Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

   "The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company or is or was serving at the request of the Company as a director, officer or employee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

   Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amounts paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

   In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters


   a) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL. Ameritas Investment Corp. also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2.

   b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

       Name and Principal                   Positions and Offices
       Business Address                     with Underwriter
       ----------------                     ----------------

       Lawrence J. Arth*                    Director and Chairman of the Board

       Kenneth C. Louis*                    Director, Senior Vice President

       Norman M. Krivosha*                  Secretary and General Counsel

       William R. Giovanni*                 Director, President and Chief
                                            Executive Officer

       Jon C. Headrick*                     Treasurer

       D T Doan**                           Director and Senior Vice President

       Thomas C. Godlasky**                 Director

       Michael E. Sproule**                 Director

       Kenneth R. Jones*                    Vice President-Corporate Compliance
                                            and Assistant Secretary

       Thomas C. Bittner*                   Vice President-Marketing and
                                            Administration

       Janell D. Winsor*                    Vice President-Retail Sales Manager

       Alan R. Eveland*                     Vice President-Public Finance

       Robert W. Morrow*                    Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309


Item 30.   Location of Account and Records

   The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510

Item 31.   Management Services

   Not applicable.

Item 32.   Undertakings

   a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

   c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

   d) The Registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403(b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

   e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 4th day of April, 1997.


                                                   AMERITAS LIFE INSURANCE CORP.
                                               SEPARATE ACCOUNT LLVA, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor



Attest:     Norman M. Krivosha                  By:   Lawrence J. Arth
          --------------------                     -----------------------
                Secretary                           Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Life Insurance Corp. on the dates indicated.

       SIGNATURE                      TITLE                         DATE
       ---------                      -----                         ----

/s/ Lawrence J. Arth       Director, Chairman of the Board      April 4, 1997
   ---------------------     and Chief Executive Officer
    Lawrence J. Arth

/s/ Kenneth C. Louis          Director, President and           April 4, 1997
   ---------------------      Chief Operating Officer
    Kenneth C. Louis

/s/ Norman M. Krivosha        Executive Vice President,         April 4, 1997
   ---------------------      Secretary and Corporate
    Norman M. Krivosha            General Counsel

/s/ Jon C. Headrick           Executive Vice President-         April 4, 1997
   ---------------------      Investments and Treasurer
    Jon C. Headrick

/s/ JoAnn M. Martin       Senior Vice President - Controller    April 4, 1997
   ---------------------      and Chief Financial Officer
    JoAnn M. Martin

/s/ James P. Abel                    Director                   April 4, 1997
   -------------------
    James P. Abel

/s/ Duane W. Acklie                  Director                   April 4, 1997
   -------------------
    Duane W. Acklie

/s/ William W. Cook, Jr.             Director                   April 4, 1997
   ---------------------
    William W. Cook, Jr.

       SIGNATURE                      TITLE                         DATE
       ---------                      -----                         ----

/s/ Bert A. Getz                     Director                   April 4, 1997
   ---------------------
    Bert A. Getz

/s/ James R. Knapp                   Director                   April 4, 1997
   ---------------------
    James R. Knapp

/s/ Robert F. Krohn                  Director                   April 4, 1997
   ---------------------
    Robert F. Krohn

/s/ Wilfred J. Maddux                Director                   April 4, 1997
   ---------------------
    Wilfred J. Maddux

/s/ Paul C. Schorr, III              Director                   April 4, 1997
   ---------------------
    Paul C. Schorr, III

/s/ William C. Smith                 Director                   April 4, 1997
   ---------------------
    William C. Smith

/s/ Neal E. Tyner                    Director                   April 4, 1997
   ---------------------
    Neal E. Tyner

/s/ Winton J. Wade                   Director                   April 4, 1997
   ---------------------
    Winston J. Wade

         As filed with the Securities and Exchange Commission on April 24, 1997.
                                                      Registration No. 333-5529



                      SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                           --------------------------


                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 2

                                       TO

                                    FORM N-4


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA

                                  Exhibit Index
                                  -------------

  Exhibit                                                               Page
  -------                                                               ----

   99.9        Opinion and Consent of Norman M. Krivosha

   99.10a       Independent Auditors' Consent